Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Apr. 07, 2026	Oct. 07, 2025	Apr. 07, 2025	Mar. 27, 2025	Sep. 27, 2024	Mar. 27, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 09, 2026	Dec. 28, 2022	Oct. 14, 2022	Jul. 05, 2022
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense							$ 469	$ 756	$ 2,522
Certain Employees of Service Providers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			75,000			65,000
Number of Shares [Roll Forward]
Granted (in shares)			75,000			65,000
Sole Director of Commercial Manager [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense							14	23	$ 0
Restricted Shares [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares							$ 53	$ 104
Recognition period for unrecognized cost of non-vested shares							3 months 3 days
2022 Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)			400,000			400,000					2,000,000	1,500,000	150,000
2022 Equity Incentive Plan [Member] | Subsequent Event [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)										500,000
2022 Equity Incentive Plan [Member] | Restricted Shares [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)							360,000	335,000
Grant date fair value (in dollars per share)							$ 1.2	$ 2.64
Shares vested (in shares)							360,000	167,500
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)							167,500	0
Granted (in shares)							360,000	335,000
Vested (in shares)							(360,000)	(167,500)
Outstanding at end of year (in shares)							167,500	167,500	0
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)							$ 2.64	$ 0
Granted (in dollars per share)							1.2	2.64
Vested (in dollars per share)							1.87	2.64
Outstanding at end of year (in dollars per share)							$ 1.2	$ 2.64	$ 0
2022 Equity Incentive Plan [Member] | Awarded April 07, 2025 [Member] | Certain Employees of Service Providers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			75,000
Number of Shares [Roll Forward]
Granted (in shares)			75,000
2022 Equity Incentive Plan [Member] | Awarded April 07, 2025 [Member] | Sole Director of Commercial Manager [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			10,000
Number of Shares [Roll Forward]
Granted (in shares)			10,000
2022 Equity Incentive Plan [Member] | Awarded April 07, 2025 [Member] | Restricted Shares [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			275,000
Grant date fair value (in dollars per share)			$ 1.2
Shares vested (in shares)		113,000	79,500
Number of Shares [Roll Forward]
Granted (in shares)			275,000
Vested (in shares)		(113,000)	(79,500)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)			$ 1.2
2022 Equity Incentive Plan [Member] | Awarded April 07, 2025 [Member] | Restricted Shares [Member] | Subsequent Event [Member]
Equity Incentive Plan [Abstract]
Shares vested (in shares)	167,500
Number of Shares [Roll Forward]
Vested (in shares)	(167,500)
2022 Equity Incentive Plan [Member] | Awarded March 27, 2024 [Member] | Restricted Shares [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)						335,000
Grant date fair value (in dollars per share)						$ 2.635
Shares vested (in shares)				167,500	100,500	67,000
Number of Shares [Roll Forward]
Granted (in shares)						335,000
Vested (in shares)				(167,500)	(100,500)	(67,000)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)						$ 2.635
2022 Equity Incentive Plan [Member] | Awarded March 27, 2024 [Member] | Restricted Shares [Member] | Board of Directors [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)						260,000
Number of Shares [Roll Forward]
Granted (in shares)						260,000
2022 Equity Incentive Plan [Member] | Awarded March 27, 2024 [Member] | Restricted Shares [Member] | Certain Employees of Service Providers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)						65,000
Number of Shares [Roll Forward]
Granted (in shares)						65,000
2022 Equity Incentive Plan [Member] | Awarded March 27, 2024 [Member] | Restricted Shares [Member] | Sole Director of Commercial Manager [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)						10,000
Number of Shares [Roll Forward]
Granted (in shares)						10,000